Right-of-Use Asset (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Right-of-use Asset
Depreciation of rigt use of assets	$ 24,442	$ 26,595	$ 54,024	$ 106,378	$ 106,378